March 31, 2026
2026 Quarterly Report (Unaudited)

Master Investment Portfolio
• S&P 500 Index Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.(a)(b)	71,291	$ 30,276,575
Boeing Co.(a)	714,398	142,186,634
General Dynamics Corp.	232,131	79,672,002
General Electric Co.	955,826	271,234,744
Howmet Aerospace, Inc.	367,331	84,655,102
Huntington Ingalls Industries, Inc.	36,487	13,861,411
L3Harris Technologies, Inc.	169,665	58,559,875
Lockheed Martin Corp.	184,419	111,460,999
Northrop Grumman Corp.	121,147	82,651,329
RTX Corp.	1,224,953	236,293,434
Textron, Inc.	163,640	14,328,318
TransDigm Group, Inc.	51,909	60,160,455
		1,185,340,878
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	108,788	18,066,423
Expeditors International of Washington, Inc.	119,616	17,132,600
FedEx Corp.	198,921	70,851,682
United Parcel Service, Inc., Class B	671,630	66,074,959
		172,125,664
Automobile Components — 0.0%
Aptiv PLC(a)	201,151	13,967,925
Automobiles — 2.0%
Ford Motor Co.	3,612,415	41,687,269
General Motors Co.	823,823	61,374,813
Tesla, Inc.(a)	2,563,089	952,828,336
		1,055,890,418
Banks — 3.4%
Bank of America Corp.	6,047,168	294,799,440
Citigroup, Inc.	1,592,568	180,613,137
Citizens Financial Group, Inc.	378,864	22,720,474
Fifth Third Bancorp	815,418	37,884,320
Huntington Bancshares, Inc.	1,878,717	29,401,921
JPMorgan Chase & Co.	2,457,156	722,797,009
KeyCorp	851,967	17,081,938
M&T Bank Corp.	137,646	28,454,181
PNC Financial Services Group, Inc.	358,283	74,555,109
Regions Financial Corp.	795,973	20,790,815
Truist Financial Corp.	1,150,540	52,890,324
U.S. Bancorp	1,420,159	73,862,470
Wells Fargo & Co.	2,818,411	224,373,700
		1,780,224,838
Beverages — 1.1%
Brown-Forman Corp., Class B	171,896	4,544,930
Coca-Cola Co.	3,523,590	267,969,019
Constellation Brands, Inc., Class A	130,510	19,576,500
Keurig Dr. Pepper, Inc.	1,243,512	32,741,671
Molson Coors Beverage Co., Class B	161,542	6,955,999
Monster Beverage Corp.(a)	646,596	46,852,346
PepsiCo, Inc.	1,249,226	193,992,306
		572,632,771
Biotechnology — 1.8%
AbbVie, Inc.	1,609,994	350,157,595
Amgen, Inc.	491,966	173,098,237
Biogen, Inc.(a)	134,491	24,656,235
Gilead Sciences, Inc.	1,132,142	157,786,630
Security	Shares	Value
Biotechnology (continued)
Incyte Corp.(a)	148,392	$ 13,966,655
Moderna, Inc.(a)(b)	316,532	16,079,826
Regeneron Pharmaceuticals, Inc.	92,076	71,141,601
Vertex Pharmaceuticals, Inc.(a)	231,802	103,508,865
		910,395,644
Broadline Retail — 3.6%
Amazon.com, Inc.(a)	8,902,681	1,854,161,372
eBay, Inc.	410,106	37,327,848
		1,891,489,220
Building Products — 0.5%
A.O. Smith Corp.	105,329	6,945,394
Allegion PLC	80,857	11,747,714
Builders FirstSource, Inc.(a)	101,737	8,376,007
Carrier Global Corp.	713,839	40,196,274
Johnson Controls International PLC	558,345	73,115,278
Lennox International, Inc.	29,620	13,747,531
Masco Corp.	176,182	10,636,107
Trane Technologies PLC	202,585	84,425,273
		249,189,578
Capital Markets — 3.2%
Ameriprise Financial, Inc.	83,206	36,976,746
Ares Management Corp., Class A	189,412	20,664,849
Bank of New York Mellon Corp.	627,217	74,406,753
Blackrock, Inc.(c)	131,642	126,601,428
Blackstone, Inc., Class A	674,662	77,579,383
Cboe Global Markets, Inc.	96,312	27,070,414
Charles Schwab Corp.	1,526,035	143,416,769
CME Group, Inc., Class A	327,954	96,861,214
Coinbase Global, Inc., Class A(a)	203,266	35,492,276
FactSet Research Systems, Inc.	34,333	7,449,918
Franklin Resources, Inc.	275,817	6,514,798
Goldman Sachs Group, Inc.	274,021	231,819,026
Interactive Brokers Group, Inc., Class A	402,295	26,981,926
Intercontinental Exchange, Inc.	520,926	81,931,241
Invesco Ltd.	420,219	10,207,120
KKR & Co., Inc., Class A	627,054	58,002,495
Moody’s Corp.	140,171	61,149,599
Morgan Stanley	1,096,415	180,437,017
MSCI, Inc., Class A	66,748	35,977,839
Nasdaq, Inc.	402,450	34,163,980
Northern Trust Corp.	172,978	24,142,539
Raymond James Financial, Inc.	160,866	23,291,788
Robinhood Markets, Inc., Class A(a)	717,376	49,714,157
S&P Global, Inc.	278,870	118,614,566
State Street Corp.	255,184	32,296,087
T. Rowe Price Group, Inc.	194,073	17,493,740
		1,639,257,668
Chemicals — 1.2%
Air Products and Chemicals, Inc.	204,384	59,371,508
Albemarle Corp.	108,311	19,445,074
CF Industries Holdings, Inc.	136,176	17,681,092
Corteva, Inc.	617,361	51,679,289
Dow, Inc.	659,194	27,455,430
DuPont de Nemours, Inc.	363,697	16,657,323
Ecolab, Inc.	232,511	61,852,576
International Flavors & Fragrances, Inc.	235,123	17,058,174
Linde PLC	426,613	211,497,661
LyondellBasell Industries NV, Class A	240,310	19,359,373

Schedule of Investments (unaudited)(continued)
March 31, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Mosaic Co.	295,160	$ 7,526,580
PPG Industries, Inc.	208,203	22,252,737
Sherwin-Williams Co.	208,839	66,943,341
		598,780,158
Commercial Services & Supplies — 0.4%
Cintas Corp.	309,764	52,393,483
Copart, Inc.(a)	806,763	26,784,532
Republic Services, Inc., Class A	181,944	39,849,375
Rollins, Inc.	257,202	13,737,159
Veralto Corp.	230,462	20,377,450
Waste Management, Inc.	338,621	77,811,719
		230,953,718
Communications Equipment — 1.1%
Arista Networks, Inc.(a)	939,292	115,326,272
Ciena Corp.(a)	128,820	50,011,788
Cisco Systems, Inc.	3,600,317	279,348,596
F5, Inc.(a)	52,820	15,282,411
Lumentum Holdings, Inc.(a)	65,070	45,728,593
Motorola Solutions, Inc.	151,507	65,749,493
		571,447,153
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	32,153	44,338,666
EMCOR Group, Inc.	40,918	30,210,169
Quanta Services, Inc.	136,173	74,761,700
		149,310,535
Construction Materials — 0.3%
CRH PLC	612,372	64,372,545
Martin Marietta Materials, Inc.	55,520	32,683,513
Vulcan Materials Co.	121,949	33,206,713
		130,262,771
Consumer Finance — 0.5%
American Express Co.	487,385	147,424,215
Capital One Financial Corp.	569,679	103,926,540
Synchrony Financial	324,626	22,081,060
		273,431,815
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	404,896	403,450,521
Dollar General Corp.	201,488	23,922,670
Dollar Tree, Inc.(a)	166,838	18,270,429
Kroger Co.	530,602	38,394,361
Sysco Corp.	433,683	30,934,609
Target Corp.	410,758	49,783,870
Walmart, Inc.	3,994,944	496,491,640
		1,061,248,100
Containers & Packaging — 0.2%
Amcor PLC	416,860	16,570,185
Avery Dennison Corp.	72,987	12,603,395
Ball Corp.	236,150	13,958,827
International Paper Co.	486,245	17,358,946
Packaging Corp. of America	81,722	17,343,043
Smurfit WestRock PLC	486,648	19,392,923
		97,227,319
Distributors — 0.0%
Genuine Parts Co.	127,142	13,445,267
Pool Corp.	30,019	6,073,744
		19,519,011
Security	Shares	Value
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	6,379,908	$ 184,953,533
Comcast Corp., Class A	3,270,255	93,889,021
Verizon Communications, Inc.	3,852,201	193,380,490
		472,223,044
Electric Utilities — 1.6%
Alliant Energy Corp.	237,994	17,078,449
American Electric Power Co., Inc.	491,693	64,451,118
Constellation Energy Corp.	285,314	79,673,935
Duke Energy Corp.	707,223	92,603,780
Edison International	354,532	25,944,652
Entergy Corp.	407,732	45,812,768
Evergy, Inc.	211,153	17,297,654
Eversource Energy	337,491	23,381,376
Exelon Corp.	932,811	45,726,395
FirstEnergy Corp.	478,825	24,257,275
NextEra Energy, Inc.	1,895,565	176,060,077
NRG Energy, Inc.	194,023	28,354,521
PG&E Corp.	2,028,414	35,639,234
Pinnacle West Capital Corp.	110,533	11,136,200
PPL Corp.	681,022	26,015,040
Southern Co.	1,005,989	97,098,058
Xcel Energy, Inc.	533,796	42,404,754
		852,935,286
Electrical Equipment — 1.2%
AMETEK, Inc.	211,744	45,389,444
Eaton Corp. PLC	354,499	126,793,657
Emerson Electric Co.	513,271	67,248,766
GE Vernova, Inc.	245,633	214,413,046
Generac Holdings, Inc.(a)	54,235	10,593,723
Hubbell, Inc., Class B	47,427	23,274,326
Rockwell Automation, Inc.	101,965	36,593,199
Vertiv Holdings Co., Class A	348,637	87,361,459
		611,667,620
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	1,115,148	140,898,950
CDW Corp./DE	121,738	14,732,733
Coherent Corp.(a)	170,860	40,700,561
Corning, Inc.	710,234	96,570,517
Jabil, Inc.	95,273	25,307,367
Keysight Technologies, Inc.(a)	155,157	43,811,682
TE Connectivity PLC	267,508	55,914,522
Teledyne Technologies, Inc.(a)(b)	42,113	25,478,786
Zebra Technologies Corp., Class A(a)	47,132	9,854,358
		453,269,476
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	909,150	55,503,608
Halliburton Co.	759,108	29,597,621
SLB Ltd.	1,360,898	69,936,548
		155,037,777
Entertainment — 1.3%
Electronic Arts, Inc.	205,636	41,923,012
Live Nation Entertainment, Inc.(a)(b)	145,018	22,116,695
Netflix, Inc.(a)	3,847,826	369,968,470
Take-Two Interactive Software, Inc.(a)	160,724	31,742,990
TKO Group Holdings, Inc., Class A	62,222	12,547,066
Walt Disney Co.	1,614,458	155,601,462
Warner Bros Discovery, Inc., Class A(a)	2,268,883	62,303,527
		696,203,222
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services — 3.6%
Apollo Global Management, Inc.	426,507	$ 47,521,410
Berkshire Hathaway, Inc., Class B(a)	1,671,156	800,817,955
Block, Inc., Class A(a)	496,536	29,881,536
Corpay, Inc.(a)	65,175	18,965,273
Fidelity National Information Services, Inc.	468,824	21,992,534
Fiserv, Inc.(a)	489,803	27,331,007
Global Payments, Inc.	211,962	14,265,043
Jack Henry & Associates, Inc.	65,638	10,373,430
Mastercard, Inc., Class A	742,194	370,844,654
PayPal Holdings, Inc.	831,812	37,622,857
Visa, Inc., Class A	1,532,049	463,046,490
		1,842,662,189
Food Products — 0.5%
Archer-Daniels-Midland Co.	439,711	31,962,593
Bunge Global SA	120,893	15,377,590
Conagra Brands, Inc.	428,805	6,740,815
General Mills, Inc.	483,356	17,990,510
Hershey Co.	137,089	28,499,432
Hormel Foods Corp.	265,222	6,007,278
J.M. Smucker Co.	96,634	9,319,383
Kraft Heinz Co.	758,265	17,053,380
McCormick & Co., Inc.	233,198	11,762,507
Mondelez International, Inc., Class A	1,178,894	67,951,450
The Campbell’s Co.	184,501	4,108,837
Tyson Foods, Inc., Class A	249,587	15,991,039
		232,764,814
Gas Utilities — 0.1%
Atmos Energy Corp.	145,768	26,926,265
Ground Transportation — 0.9%
CSX Corp.	1,699,143	69,749,820
JB Hunt Transport Services, Inc.	65,910	13,966,329
Norfolk Southern Corp.	205,268	58,911,916
Old Dominion Freight Line, Inc.	164,816	32,205,047
Uber Technologies, Inc.(a)	1,875,644	134,915,073
Union Pacific Corp.	540,526	131,142,418
		440,890,603
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	1,588,665	163,108,236
Align Technology, Inc.(a)	58,222	9,980,998
Baxter International, Inc.	484,238	8,135,198
Becton Dickinson & Co.	257,857	40,542,856
Boston Scientific Corp.(a)	1,350,485	84,742,934
Cooper Cos., Inc.(a)	182,897	13,077,136
Dexcom, Inc.(a)	346,416	21,754,925
Edwards Lifesciences Corp.(a)	528,879	42,352,630
GE HealthCare Technologies, Inc.(a)	421,182	29,979,735
Hologic, Inc.(a)	204,261	15,440,089
IDEXX Laboratories, Inc.(a)	72,624	40,806,699
Insulet Corp.(a)	64,441	13,522,299
Intuitive Surgical, Inc.(a)	323,874	149,302,675
Medtronic PLC	1,165,491	100,989,795
ResMed, Inc.	130,853	29,373,881
Solventum Corp.(a)	131,883	8,611,960
STERIS PLC	91,043	20,132,339
Stryker Corp.	315,875	103,793,366
Zimmer Biomet Holdings, Inc.	182,436	16,495,863
		912,143,614
Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	214,714	45,371,215
Cencora, Inc., Class A	177,524	55,767,389
Security	Shares	Value
Health Care Providers & Services (continued)
Centene Corp.(a)	426,493	$ 13,963,381
Cigna Group	239,674	63,933,039
CVS Health Corp.	1,164,783	83,654,715
DaVita, Inc.(a)	30,788	4,731,808
Elevance Health, Inc.	199,462	58,392,501
HCA Healthcare, Inc.	142,657	67,510,999
Henry Schein, Inc.(a)(b)	94,222	6,944,161
Humana, Inc.	110,981	19,242,996
Labcorp Holdings, Inc.	76,981	20,539,301
McKesson Corp.	111,627	96,597,541
Quest Diagnostics, Inc.	102,406	20,069,528
UnitedHealth Group, Inc.	823,929	222,946,948
Universal Health Services, Inc., Class B	47,889	8,570,694
		788,236,216
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	143,991	6,684,062
Healthpeak Properties, Inc.	628,417	10,324,891
Ventas, Inc.	417,414	34,136,117
Welltower, Inc.	635,890	125,721,812
		176,866,882
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	570,462	10,930,052
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(a)	388,556	49,066,852
Booking Holdings, Inc.	29,450	123,993,924
Carnival Corp.	971,892	25,152,565
Chipotle Mexican Grill, Inc., Class A(a)	1,177,383	37,688,030
Darden Restaurants, Inc.	102,524	20,098,805
Domino’s Pizza, Inc.	28,550	10,243,455
DoorDash, Inc., Class A(a)	343,107	51,517,516
Expedia Group, Inc.	107,074	24,722,316
Hilton Worldwide Holdings, Inc.	208,825	63,499,506
Las Vegas Sands Corp.	282,357	15,213,395
Marriott International, Inc., Class A	200,243	65,493,478
McDonald’s Corp.	650,637	202,211,473
MGM Resorts International(a)	184,318	6,821,609
Norwegian Cruise Line Holdings Ltd.(a)(b)	409,414	7,656,042
Royal Caribbean Cruises Ltd.	230,375	63,394,592
Starbucks Corp.	1,038,692	93,056,416
Wynn Resorts Ltd.	73,056	7,418,837
Yum! Brands, Inc.	255,961	39,796,816
		907,045,627
Household Durables — 0.2%
D.R. Horton, Inc.	247,192	33,919,686
Garmin Ltd.	147,205	34,153,032
Lennar Corp., Class A	193,432	16,797,635
NVR, Inc.(a)	2,602	17,146,738
PulteGroup, Inc.	177,820	20,913,410
		122,930,501
Household Products — 0.8%
Church & Dwight Co., Inc.	212,419	19,822,941
Clorox Co.	114,557	11,871,542
Colgate-Palmolive Co.	735,691	62,702,944
Kimberly-Clark Corp.	306,850	29,601,819
Procter & Gamble Co.	2,117,956	305,917,565
		429,916,811

Schedule of Investments (unaudited)(continued)
March 31, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	654,933	$ 9,228,006
Vistra Corp.	290,344	43,647,413
		52,875,419
Industrial Conglomerates — 0.4%
3M Co.	478,365	69,472,949
Honeywell International, Inc.	578,598	130,780,506
		200,253,455
Industrial REITs — 0.2%
Prologis, Inc.	851,820	112,593,568
Insurance — 1.7%
Aflac, Inc.	420,961	46,183,631
Allstate Corp.	239,077	49,570,225
American International Group, Inc.	492,967	37,095,767
Aon PLC, Class A	195,620	63,142,224
Arch Capital Group Ltd.(a)	329,905	31,667,581
Arthur J Gallagher & Co.	236,297	51,177,204
Assurant, Inc.	45,724	9,959,144
Brown & Brown, Inc.	271,576	17,709,471
Chubb Ltd.	331,219	107,954,209
Cincinnati Financial Corp.	142,568	22,433,075
Erie Indemnity Co., Class A	22,524	5,660,506
Everest Group Ltd.	36,000	11,766,600
Globe Life, Inc.	69,712	9,701,819
Hartford Insurance Group, Inc.	254,580	34,426,853
Loews Corp.	149,538	15,961,686
Marsh & McLennan Cos., Inc.	441,202	76,526,487
MetLife, Inc.	505,659	35,760,205
Principal Financial Group, Inc.	178,649	16,098,061
Progressive Corp.	534,052	105,870,469
Prudential Financial, Inc.	317,015	30,969,195
Travelers Cos., Inc.	197,066	57,480,211
W.R. Berkley Corp.	277,622	18,400,786
Willis Towers Watson PLC	87,478	25,429,855
		880,945,264
Interactive Media & Services — 7.5%
Alphabet, Inc., Class A	5,305,823	1,525,742,462
Alphabet, Inc., Class C	4,262,047	1,222,610,802
Meta Platforms, Inc., Class A	1,989,758	1,138,400,245
		3,886,753,509
IT Services — 0.8%
Accenture PLC, Class A	560,754	111,191,911
Akamai Technologies, Inc.(a)(b)	127,054	14,592,152
Cognizant Technology Solutions Corp., Class A	427,234	26,210,806
EPAM Systems, Inc.(a)	52,558	7,116,353
Gartner, Inc.(a)	65,851	10,426,847
GoDaddy, Inc., Class A(a)	123,327	10,195,443
International Business Machines Corp.	853,991	206,998,879
VeriSign, Inc.	74,670	18,545,041
		405,277,432
Leisure Products — 0.0%
Hasbro, Inc.	122,350	11,451,960
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	255,252	29,093,623
Bio-Techne Corp.	141,448	7,392,073
Charles River Laboratories International, Inc.(a)	45,617	7,868,933
Danaher Corp.	574,347	108,896,191
IQVIA Holdings, Inc.(a)	151,391	25,818,221
Mettler-Toledo International, Inc.(a)	18,522	23,359,946
Revvity, Inc.(b)	107,107	9,383,644
Security	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	343,254	$ 168,719,639
Waters Corp.(a)(b)	90,810	27,043,218
West Pharmaceutical Services, Inc.	66,235	16,601,140
		424,176,628
Machinery — 1.8%
Caterpillar, Inc.	424,035	300,411,836
Cummins, Inc.	125,650	67,602,213
Deere & Co.	229,063	129,031,188
Dover Corp.	121,118	25,247,047
Fortive Corp.	290,176	16,040,929
IDEX Corp.	68,305	12,947,213
Illinois Tool Works, Inc.	241,187	62,778,564
Ingersoll Rand, Inc.	318,136	25,489,056
Nordson Corp.	49,068	13,055,032
Otis Worldwide Corp.	351,718	27,110,423
PACCAR, Inc.	483,040	55,791,120
Parker-Hannifin Corp.	115,287	103,209,534
Pentair PLC	150,906	13,145,422
Snap-on, Inc.	48,128	17,481,052
Stanley Black & Decker, Inc.	142,291	10,111,199
Westinghouse Air Brake Technologies Corp.	153,050	38,248,726
Xylem, Inc.	224,816	26,865,512
		944,566,066
Media — 0.2%
Charter Communications, Inc., Class A(a)(b)	80,397	17,356,104
EchoStar Corp., Class A(a)(b)	122,679	14,362,031
Fox Corp., Class A	178,569	10,428,430
Fox Corp., Class B	127,857	6,789,207
News Corp., Class A	352,059	8,776,831
News Corp., Class B	99,007	2,822,690
Omnicom Group, Inc.	282,521	21,276,656
Paramount Skydance Corp., Class B(b)	287,123	2,589,849
Trade Desk, Inc., Class A(a)	410,022	9,303,399
		93,705,197
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	1,318,925	77,526,411
Newmont Corp.	996,997	107,924,925
Nucor Corp.	205,917	34,820,565
Steel Dynamics, Inc.	126,338	22,740,840
		243,012,741
Multi-Utilities — 0.6%
Ameren Corp.	247,902	27,249,388
CenterPoint Energy, Inc.	603,809	26,060,396
CMS Energy Corp.	273,405	21,210,760
Consolidated Edison, Inc.	329,364	37,277,417
Dominion Energy, Inc.	773,297	47,805,220
DTE Energy Co.	193,135	28,240,200
NiSource, Inc.	429,563	20,043,410
Public Service Enterprise Group, Inc.	450,448	36,463,766
Sempra	590,969	57,424,458
WEC Energy Group, Inc.	293,390	33,965,760
		335,740,775
Office REITs — 0.0%
BXP, Inc.	134,395	6,975,101
Oil, Gas & Consumable Fuels — 3.6%
APA Corp.	324,572	13,774,836
Chevron Corp.	1,708,324	353,452,236
ConocoPhillips	1,116,545	147,383,940
Coterra Energy, Inc.	705,210	24,781,079
Devon Energy Corp.	573,615	28,864,307
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.	172,285	$ 34,076,250
EOG Resources, Inc.	492,416	71,188,581
EQT Corp.	562,173	35,776,690
Expand Energy Corp.	220,734	24,232,179
Exxon Mobil Corp.	3,808,491	646,148,583
Kinder Morgan, Inc.	1,783,298	59,793,982
Marathon Petroleum Corp.	268,845	65,646,572
Occidental Petroleum Corp.	645,906	41,983,890
ONEOK, Inc.	576,231	52,085,520
Phillips 66	367,995	67,041,329
Targa Resources Corp.	193,151	48,428,750
Texas Pacific Land Corp.(b)	51,045	24,223,915
Valero Energy Corp.	278,663	68,852,054
Williams Cos., Inc.	1,108,871	80,703,631
		1,888,438,324
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	589,546	39,193,018
Southwest Airlines Co.	447,758	16,822,268
United Airlines Holdings, Inc.(a)	293,674	27,038,565
		83,053,851
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	213,842	15,347,440
Kenvue, Inc.	1,721,450	29,677,798
		45,025,238
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	1,855,734	112,550,267
Eli Lilly & Co.	722,164	664,224,782
Johnson & Johnson	2,196,238	536,848,417
Merck & Co., Inc.	2,258,564	271,682,664
Pfizer, Inc.	5,186,374	145,633,382
Viatris, Inc.	1,077,378	14,555,377
Zoetis, Inc., Class A	384,702	45,475,623
		1,790,970,512
Professional Services — 0.4%
Automatic Data Processing, Inc.	369,512	75,077,448
Broadridge Financial Solutions, Inc.	104,938	17,050,326
Equifax, Inc.	108,232	19,489,336
Jacobs Solutions, Inc.	110,662	14,085,059
Leidos Holdings, Inc.	113,462	17,645,610
Paychex, Inc.	293,403	27,028,285
Verisk Analytics, Inc., Class A	129,074	24,491,792
		194,867,856
Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	261,614	35,438,232
CoStar Group, Inc.	389,138	15,697,827
		51,136,059
Residential REITs — 0.2%
AvalonBay Communities, Inc.	129,937	21,225,209
Camden Property Trust	98,209	9,591,091
Equity Residential	317,431	18,776,044
Essex Property Trust, Inc.	59,973	14,513,466
Invitation Homes, Inc.	519,096	12,899,536
Mid-America Apartment Communities, Inc.	107,620	13,142,554
UDR, Inc.	278,417	9,404,926
		99,552,826
Retail REITs — 0.3%
Federal Realty Investment Trust	70,241	7,460,297
Kimco Realty Corp.	633,005	14,223,622
Security	Shares	Value
Retail REITs (continued)
Realty Income Corp.	833,874	$ 51,016,411
Regency Centers Corp.	151,604	11,470,359
Simon Property Group, Inc.	298,674	55,711,661
		139,882,350
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc.(a)	1,487,408	302,583,410
Analog Devices, Inc.	445,307	141,669,969
Applied Materials, Inc.	723,350	247,233,797
Broadcom, Inc.	4,314,437	1,335,361,396
First Solar, Inc.(a)	98,251	19,380,992
Intel Corp.(a)	4,279,016	188,832,976
KLA Corp.	119,315	175,680,599
Lam Research Corp.	1,138,055	243,156,831
Microchip Technology, Inc.	489,834	31,648,175
Micron Technology, Inc.	1,025,505	346,456,609
Monolithic Power Systems, Inc.	43,974	48,078,973
NVIDIA Corp.	22,145,569	3,862,187,234
NXP Semiconductors NV	229,563	45,191,772
ON Semiconductor Corp.(a)	368,571	22,821,916
Qnity Electronics, Inc.	193,361	22,309,992
QUALCOMM, Inc.	970,405	124,968,756
Skyworks Solutions, Inc.	136,217	7,294,420
Teradyne, Inc.	141,211	41,863,413
Texas Instruments, Inc.	830,134	161,162,215
		7,367,883,445
Software — 8.1%
Adobe, Inc.(a)	374,105	90,937,443
AppLovin Corp., Class A(a)	247,303	98,426,594
Autodesk, Inc.(a)	192,254	46,025,608
Cadence Design Systems, Inc.(a)	248,688	69,102,935
Crowdstrike Holdings, Inc., Class A(a)	228,833	89,338,691
Datadog, Inc., Class A(a)	299,858	35,398,237
Fair Isaac Corp.(a)(b)	21,897	23,375,923
Fortinet, Inc.(a)	577,499	47,193,218
Gen Digital, Inc.	500,346	9,421,515
Intuit, Inc.	254,721	110,136,266
Microsoft Corp.	6,767,275	2,505,042,187
Oracle Corp.	1,530,534	225,156,857
Palantir Technologies, Inc., Class A(a)	2,080,163	304,286,244
Palo Alto Networks, Inc.(a)	736,431	118,064,618
PTC, Inc.(a)	110,124	15,691,569
Roper Technologies, Inc.	98,783	34,955,352
Salesforce, Inc.	853,926	159,402,366
ServiceNow, Inc.(a)	957,315	100,087,283
Synopsys, Inc.(a)	170,438	67,575,258
Trimble, Inc.(a)	220,982	14,414,656
Tyler Technologies, Inc.(a)	39,833	13,638,023
Workday, Inc., Class A(a)	192,480	25,007,002
		4,202,677,845
Specialized REITs — 0.8%
American Tower Corp.	425,268	73,392,751
Crown Castle, Inc.	399,309	32,467,815
Digital Realty Trust, Inc.	292,191	52,655,740
Equinix, Inc.	89,309	87,544,254
Extra Space Storage, Inc.	195,314	25,611,525
Iron Mountain, Inc.	264,684	27,034,824
Public Storage	144,303	39,088,797
SBA Communications Corp.	94,521	16,268,009

Schedule of Investments (unaudited)(continued)
March 31, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
VICI Properties, Inc.	968,814	$ 26,467,999
Weyerhaeuser Co.	672,914	16,439,289
		396,971,003
Specialty Retail — 1.7%
AutoZone, Inc.(a)	15,062	50,876,122
Best Buy Co., Inc.	172,937	11,102,555
Carvana Co., Class A(a)	129,207	40,620,097
Home Depot, Inc.	906,351	298,089,780
Lowe’s Cos., Inc.	510,707	120,669,850
O’Reilly Automotive, Inc.(a)	771,189	71,188,457
Ross Stores, Inc.	296,208	64,167,539
TJX Cos., Inc.	1,010,100	161,312,970
Tractor Supply Co.	491,033	22,243,795
Ulta Beauty, Inc.(a)	41,191	21,530,948
Williams-Sonoma, Inc.	109,437	19,953,648
		881,755,761
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	13,379,515	3,395,587,112
Dell Technologies, Inc., Class C	273,177	44,836,541
Hewlett Packard Enterprise Co.	1,215,797	28,948,127
HP, Inc.	812,340	15,605,051
NetApp, Inc.	179,032	18,331,087
Sandisk Corp.(a)	134,035	85,157,797
Seagate Technology Holdings PLC	194,790	76,310,930
Super Micro Computer, Inc.(a)(b)	455,834	10,379,340
Western Digital Corp.	308,712	83,503,509
		3,758,659,494
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.(a)	129,396	12,951,246
Lululemon Athletica, Inc.(a)	97,502	14,927,556
NIKE, Inc., Class B	1,088,438	57,491,295
Ralph Lauren Corp., Class A	33,989	11,691,876
Tapestry, Inc.	182,082	25,693,591
		122,755,564
Tobacco — 0.6%
Altria Group, Inc.	1,533,665	101,206,553
Philip Morris International, Inc.	1,422,173	235,142,084
		336,348,637
Trading Companies & Distributors — 0.3%
Fastenal Co.	1,057,601	49,072,686
Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.	57,274	$ 41,727,546
WW Grainger, Inc.	40,282	43,940,008
		134,740,240
Water Utilities — 0.0%
American Water Works Co., Inc.	178,241	24,256,818
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	431,794	90,689,694
Total Common Stocks — 98.2% (Cost: $16,340,388,598)		50,943,337,815
Investment Companies
Equity Funds — 1.3%
iShares Core S&P 500 ETF(c)	982,752	641,943,434
Total Investment Companies — 1.3% (Cost: $640,697,740)		641,943,434
Total Long-Term Investments — 99.5% (Cost: $16,981,086,338)		51,585,281,249
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)(e)	129,513,700	129,539,603
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	404,098,529	404,098,529
Total Short-Term Securities — 1.0% (Cost: $533,618,989)		533,638,132
Total Investments — 100.5% (Cost: $17,514,705,327)		52,118,919,381
Liabilities in Excess of Other Assets — (0.5)%		(244,138,998)
Net Assets — 100.0%		$ 51,874,780,383

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
S&P 500 Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 123,410,950	$ 6,162,638 (a)	$ —	$ (23,567)	$ (10,418)	$ 129,539,603	129,513,700	$ 87,107 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	320,214,713	83,883,816 (a)	—	—	—	404,098,529	404,098,529	1,542,543	—
BlackRock, Inc.	140,901,698	—	—	—	(14,300,270)	126,601,428	131,642	754,309	—
iShares Core S&P 500 ETF	400,464,555	991,622,078	(728,915,135)	(10,740,441)	(10,487,623)	641,943,434	982,752	1,251,217	—
				$ (10,764,008)	$ (24,798,311)	$ 1,302,182,994		$ 3,635,176	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	934	06/18/26	$ 306,854	$ (2,308,838)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 50,943,337,815	$ —	$ —	$ 50,943,337,815
Investment Companies	641,943,434	—	—	641,943,434

Schedule of Investments (unaudited)(continued)
March 31, 2026
S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 533,638,132	$ —	$ —	$ 533,638,132
	$52,118,919,381	$—	$—	$52,118,919,381
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (2,308,838)	$ —	$ —	$ (2,308,838)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
Master Portfolio Schedule of Investments